Note 4 - Accrued Liabilities	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
4.
A
ccrued Liabilities

Accrued liabilities consist of the following (in thousands):

	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Payroll and related expenses	$273	$241	$390
Accrued term loan final payment	197	421	501
Accrued clinical trial expense	654	—	17
Professional fees and other costs	34	195	285
Total accrued liabilities	$1,158	$857	$1,193